Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents (Note 1)	$ 120	$ 47
Restricted cash (Note 19)	129	33
Trade accounts receivable — net (includes $524 and $612 in pledged amounts related to a VIE (Notes 2 and 8))	760	991
Notes receivable from parent (Note 18)	670	1,921
Inventories (Note 19)	418	395
Commodity and other derivative contractual assets (Note 14)	2,883	2,640
Margin deposits related to commodity positions	56	166
Other current assets	59	37
Total current assets	5,095	6,230
Restricted cash (Note 19)	947	1,135
Notes receivable from parent (Note 18)	922	0
Investments (Note 15)	629	602
Property, plant and equipment — net (Note 19)	19,218	20,155
Goodwill (Note 4)	6,152	6,152
Identifiable intangible assets - net (Note 4)	1,826	2,371
Commodity and other derivative contractual assets (Note 14)	1,552	2,071
Other noncurrent assets, principally unamortized debt amendment and issuance costs	999	428
Total assets	37,340	39,144
Current liabilities:
Short-term borrowings (includes $104 and $96 related to a VIE (Notes 2 and 9))	774	1,221
Advances from parent	7	0
Long-term debt due currently (Note 9)	39	658
Trade accounts payable	553	669
Trade accounts and other payables to affiliates	209	210
Notes payable to parent (Note 18)	57	46
Commodity and other derivative contractual liabilities (Note 14)	1,784	2,164
Margin deposits related to commodity positions	1,061	631
Accrued income taxes payable to parent (Note 18)	74	21
Accumulated deferred income taxes (Note 6)	53	4
Accrued taxes other than income	136	130
Accrued interest	394	326
Other current liabilities	266	250
Total current liabilities	5,407	6,330
Accumulated deferred income taxes (Note 6)	4,712	6,000
Commodity and other derivative contractual liabilities (Note 14)	1,692	869
Notes or other liabilities due affiliates (Note 18)	363	384
Long-term debt held by affiliates (Note 18)	382	343
Long-term debt, less amounts due currently (Note 9)	30,076	29,131
Other noncurrent liabilities and deferred credits (Note 19)	2,424	2,236
Total liabilities	45,056	45,293
Equity (Note 11):
Retained earnings	(15,121)	(13,319)
Accumulated other comprehensive loss, net of tax effect	(49)	(68)
EFCH shareholder's equity	(7,819)	(6,236)
Noncontrolling interests in subsidiaries	103	87
Total equity	(7,716)	(6,149)
Total liabilities and equity	37,340	39,144
Common Class A [Member]
Equity (Note 11):
Common stock	368	358
Common Class B [Member]
Equity (Note 11):
Common stock	$ 6,983	$ 6,793